Share-based payments (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Charges in Income Statement in Respect of Equity-settled Share-based Payment Plans	The Group recognised the following charges in the income statement in respect of its equity-settled share-based payment plans:

All figures in £ millions	2017	2016	2015
Pearson plans	33	22	26

Summary of Number and Weighted Average Exercise Prices of Share Options Granted under Group's Plans

The number and weighted average exercise prices of share options granted under the Group’s plans are as follows:

	2017		2016
	Number of share options 000s	Weighted average exercise price £	Number of share options 000s	Weighted average exercise price £
Outstanding at beginning of year	2,978	8.14	3,250	9.24
Granted during the year	1,619	5.50	1,544	6.94
Exercised during the year	(9)	7.00	(49)	7.07
Forfeited during the year	(1,451)	8.04	(1,695)	9.14
Expired during the year	(156)	9.09	(72)	8.95

Outstanding at end of year	2,981	6.84	2,978	8.14

Options exercisable at end of year	350	8.18	247	9.06

Summary of Weighted Average Remaining Contractual Lives and Exercise Prices of Options Outstanding

The options outstanding at the end of the year have weighted average remaining contractual lives and exercise prices as follows:

	2017		2016
Range of exercise prices £	Number of share options 000s	Weighted average contractual life Years	Number of share options 000s	Weighted average contractual life Years
0–5	—	—	—	—
5–10	2,697	2.52	2,548	2.31
>10	284	1.24	430	2.25

	2,981	2.40	2,978	2.31

Summary of Weighted Average Estimated Fair Values and Inputs into Black-Scholes Model

The weighted average estimated fair values and the inputs into the Black-Scholes model are as follows:

	2017 Weighted average	2016 Weighted average
Fair value	£1.24	£1.01
Weighted average share price	£6.83	£7.85
Weighted average exercise price	£5.50	£6.94
Expected volatility	34.75%	27.38%
Expected life	3.7 years	3.7 years
Risk-free rate	0.20%	0.58%
Expected dividend yield	7.61%	7.49%
Forfeiture rate	3.2%	3.2%

Summary of Weighted Average Estimated Fair Values and Inputs into Black-Scholes Model

The following shares were granted under restricted share arrangements:

	2017		2016
	Number of shares 000s	Weighted average fair value £	Number of shares 000s	Weighted average fair value £
Long-Term Incentive Plan	6,453	6.61	6,833	8.24